Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Summary of Deferred Tax Balances

A summary of deferred tax balances as of June 30, 2018 is presented in the table below (in thousands):

Deferred tax asset	$213,029
Deferred tax liability	(82,805)

Net deferred tax asset	130,224
Valuation allowance	(130,224)

Net deferred tax asset	$—